Stock Option Plans and Agreements (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of options	2 years 9 months
Expected stock price volatility			100.00%
Minimum [Member]
Expected life of options		1 year 3 months	1 year 9 months
Risk-free interest rate	1.26%	0.16%	0.17%
Expected stock price volatility	110.00%	100.00%
Maximum [Member]
Expected life of options		5 years 3 months	3 years 3 days
Risk-free interest rate	3.35%	0.64%	1.40%
Expected stock price volatility	130.00%	140.00%